Trade and other receivables	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

	2023	2022
	$	$

Trade receivables	37,167	22,894
Allowance for expected credit losses	(4,131)	(3,043)

Trade receivables, net	33,036	19,851

Research and development tax credits receivable	8,424	4,195
Sales tax receivable	4,862	6,323
Merchant cash advances measured at fair value	29,492	6,300
Indemnification receivables	4,042	9,097
Accrued interest and other	4,478	—

Total trade and other receivables	84,334	45,766
The indemnification receivables are for indemnities on certain income tax payables and other liabilities assumed through our acquisitions.